Account receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable
Additional allowances for doubtful accounts charged to statement of income	$ 34	$ 2	$ 23
Account receivable written-off	16	1	37
Customers
Accounts Receivable, Gross, Current	6,909	8,610
Allowance	(114)	(105)
Total	6,795	8,505
Denominated in Brazilian Reais
Customers
Accounts Receivable, Gross, Current	849	1,228
Denominated in other currencies, mainly US dollars
Customers
Accounts Receivable, Gross, Current	$ 6,060	$ 7,382
Steel industry accounts receivable | Customer
Accounts receivable
Percentage of concentration risk	71.20%	70.36%